Share-based compensation (Details)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) plan	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Dec. 31, 2013 Options USD ($)	Dec. 31, 2013 Options CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options USD ($)	Dec. 31, 2011 Options CNY	Dec. 31, 2012 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2013 Restricted share units ("RSU") USD ($)	Dec. 31, 2013 Restricted share units ("RSU") CNY	Dec. 31, 2012 Restricted share units ("RSU") USD ($)	Dec. 31, 2012 Restricted share units ("RSU") CNY	Dec. 31, 2011 Restricted share units ("RSU") CNY
Share-based compensation
Number of share-based compensation plans	1
Shares approved for issuance				8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan				10.00%
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead						3,558,000		12,980,000		12,810,000				5,843,000		20,249,000	27,377,000
Recognized pre-tax charge capitalized in cost of inventory						372,000		1,256,000		268,000
Weighted-average grant-date fair value of options granted (in dollars per share)					$ 0		$ 1.4		$ 0
Compensation measured at grant date, net of forfeitures						3,186,000		11,724,000		12,542,000
Forfeitures, measured at grant date fair value						577,000		1,616,000		5,110,000
Forfeiture rate (as a percent)					10.92%	10.92%	9.82%	9.82%	9.79%	9.79%
Total unrecognized compensation cost						92,000		3,788,000		5,491,000				2,437,000		11,024,000
Weighted-average period for recognition of unrecognized compensation cost					16 months	16 months							16 months	16 months
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)											1.09%	1.27%
Weighted average expected option life							5 years 9 months	5 years 9 months
Volatility rate (as a percent)							80.50%	80.50%
Shares
Outstanding at the beginning of the period (in shares)					4,357,050	4,357,050	2,690,650	2,690,650
Granted (in shares)							2,207,000	2,207,000
Forfeited (in shares)					(1,373,750)	(1,373,750)	(540,600)	(540,600)
Exercised (in shares)					(401,750)	(401,750)
Outstanding at the end of the period (in shares)					2,581,550	2,581,550	4,357,050	4,357,050	2,690,650	2,690,650
Exercisable at the end of the period (in shares)					1,701,050	1,701,050
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 4.28		$ 6.71
Granted (in dollars per share)							$ 1.40
Forfeited (in dollars per share)					$ 1.37		$ 4.60
Exercised (in dollars per share)					$ 1.37
Outstanding at the end of the period (in dollars per share)					$ 4.79		$ 4.28		$ 6.71
Exercisable at end of the period (in dollars per share)					$ 6.54
Weighted Average Remaining Contractual Life (Year)
Outstanding at the beginning of the period					6 years 4 months 24 days	6 years 4 months 24 days	7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day	7 years 2 months 1 day
Outstanding at the end of the period					6 years 4 months 24 days	6 years 4 months 24 days	7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day	7 years 2 months 1 day
Exercisable at the end of the period					5 years 6 months	5 years 6 months
Intrinsic Value
Outstanding at the end of the period					612,000
Exercisable at the end of the period					233,000
Total intrinsic value of options exercised					134,000		0		2,077,000
Shares
Nonvested at the beginning of the period (in shares)													2,438,000	2,438,000	2,493,000	2,493,000
Granted (in shares)															90,000	90,000
Vested (in shares)													(1,281,890)	(1,281,890)	(95,000)	(95,000)
Forfeited (in shares)													(140,000)	(140,000)	(50,000)	(50,000)
Nonvested at the end of the period (in shares)													1,016,110	1,016,110	2,438,000	2,438,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share)													$ 4.97		$ 5.17
Granted (in dollars per share)															$ 0.79
Vested (in dollars per share)													$ 5.04		$ 5.92
Forfeited (in dollars per share)													$ 4.28		$ 5.85
Nonvested at the end of the period (in dollars per share)													$ 4.95		$ 4.97
Fair value of shares vested														2,182,000		997,000	20,738,000
Share-based compensation, income tax benefit	$ 0	$ 0	$ 0